Jun. 11, 2020
SA Columbia Technology Portfolio
SA Columbia Technology Portfolio

SUNAMERICA SERIES TRUST

SA Columbia Technology Portfolio

Supplement dated June 11, 2020, to the Summary Prospectus and Prospectus, each dated

May 1, 2020, as amended and supplemented to date

Effective immediately, the following changes are made:

The last paragraph of the subsection entitled "Principal Investment Strategies of the Portfolio" is deleted in its entirety and replaced with the following:

In evaluating whether to sell a security, the subadviser considers, among other factors, whether in its view:

∙Its target price has been reached;

∙Its earnings are disappointing;

∙Its revenue growth has slowed;

∙Its underlying fundamentals have deteriorated; or

∙If the subadviser believes that negative country or regional factors may affect a company's outlook.

The subsection entitled "Principal Risks of Investing in the Portfolio – Non-Diversification Risk" is deleted in its entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.